Summary of Changes in DAC Balance (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Policy Acquisition Costs
Balance at beginning of year	$ 5,432	$ 5,200	$ 4,063
Capitalization of DAC	923	823	870
Amortization of DAC, excluding unlocks	(461)	(412)	(326)
Amortization of DAC related to unlocks	69	(21)	258
Adjustments to DAC related to unrealized gains and losses on available-for-salesecurities	(287)	(158)	335
Balance at end of year	$ 5,676	$ 5,432	$ 5,200